Leases (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2021
Leases
Total cash payments under leases	$ 82,000	$ 240,200	$ 289,100
Weighted-average remaining lease term		5 years 3 months 25 days	2 years 8 months 4 days
Weighted-average discount rate	5.00%	5.00%
Discount rate on lease		5.00%	5.00%
Lease expense	$ 81,800	$ 226,300	$ 277,300